DEBT AND CREDIT FACILITIES - Additional Information (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	May 31, 2019 EUR (€)
Debt Instrument [Line Items]
Annual interest rate, potential increase	0.25%	0.25%
Annual interest rate, maximum potential increase	0.50%	0.50%
Debt and capital lease obligations								$ 6,192,000,000			$ 5,124,000,000
Loss on debt extinguishment			$ 110,000,000	$ 110,000,000	$ 0	$ 0
Fees under the credit facilities				0.09%
Foreign Line of Credit
Debt Instrument [Line Items]
Credit facility, current capacity										€ 200,000,000	$ 224,000,000
Line of credit facility, interest rate at period end										0.91%	0.91%
Other Line Of Credit
Debt Instrument [Line Items]
Credit facility, maximum capacity								200,000,000			$ 200,000,000
Line of credit, borrowings outstanding								$ 0			2,000,000
0.40% Senior Notes due May 2024
Debt Instrument [Line Items]
Senior notes | €												€ 750,000,000
Senior notes, coupon rates							0.40%	0.40%				0.40%
Debt and capital lease obligations								$ 915,000,000			834,000,000
0.40% Senior Notes due May 2024 | Domestic Line of Credit
Debt Instrument [Line Items]
Credit facility, current capacity								2,000,000,000.0
Line of credit facility, current outstanding								$ 0			0
0.40% Senior Notes due May 2024 | Foreign Line of Credit
Debt Instrument [Line Items]
Credit facility, current capacity | €							€ 200,000,000
Line of credit facility, current outstanding | €							€ 0
1.3% Senior Notes due May 2029
Debt Instrument [Line Items]
Senior notes | €												€ 750,000,000
Senior notes, coupon rates							1.30%	1.30%				1.30%
Debt and capital lease obligations								$ 912,000,000			830,000,000
Senior Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Senior notes		$ 750,000,000
Senior notes, coupon rates		3.75%
Payment to debt holders				$ 104,000,000
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Senior notes		$ 500,000,000
Senior notes, coupon rates		3.95%
Variable-rate loan due 2020
Debt Instrument [Line Items]
Debt and capital lease obligations								$ 0	$ 322,000,000		$ 313,000,000
Senior Notes Due 2031 | Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 650,000,000
Senior notes, coupon rates	1.73%